UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
July 26, 2012

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                95
                                              -----------
Form 13F Information Table Value Total:       $   613,170
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 6/30/2012








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Alliance Res.	COM   01877r108	3,936  70,149SH	SOLE		       70,149
Altria Group    COM   02209S103 4,979 144,138SH SOLE                  144,138
Amerigas	COM   030975106   490  12,040SH SOLE                   12,040
Amern           COM   026375105   380  26,000SH SOLE                   26,000
Amsurg Corp.	COM   03232P405	  605  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107   917  13,865SH SOLE		       13,865
AT&T		COM   00206R102 7,456 209,113SH SOLE		      209,113
Arkansas Best   COM   040790107   378  30,000SH SOLE                   30,000
Boardwalk Pipe.	COM   096627104 3,095 112,051SH SOLE		      112,051
Brinks          COM   109696104   695  30,000SH SOLE                   30,000
Bristol Myers	COM   110122108 2,426  67,485SH SOLE                   67,485
Buckeye Partner COM   118230101 2,254  43,216SH SOLE                   43,216
Calumet Spec.   COM   131476103 9,258 389,321SH SOLE                  389,321
Caterpillar Inc.COM   149123101 23,435 276,000SH SOLE                 276,000
Chevron Corp	COM   166764100 10,249 97,152SH SOLE	               97,152
Cisco Sys. Inc. COM   17275r102 2,157 125,662SH SOLE                  125,662
ConocoPhillips  COM   20825C104 7,817 139,897SH SOLE                  139,897
Cooper Tire Rub COM   216831107   601  34,314SH SOLE                   34,314
Coventry Health COM   222862104   413  13,000SH SOLE                   13,000
Cummins Inc.    COM   231021106 19,382 200,000SH SOLE                 200,000
Devry Inc.      COM   251893103   336  10,855SH SOLE                   10,855
Diamond Foods   COM   252603105   294  16,531SH SOLE                   16,531
Diamond Offshr  COM   25271C102 6,452 109,123SH SOLE                  109,123
Direxion Lg Cap COM   25459W854 4,238 200,000SH SOLE                  200,000
Eagle Rock      COM   26985r104 8,168 911,608SH SOLE                  911,608
Enbridge Energy COM   29250r106 2,141  69,594SH SOLE                   69,594
Enerplus Corp	COM   292766102	  465  36,138SH SOLE		       36,138
Entergy Corp.   COM   29364g103 3,912  57,623SH SOLE                   57,623
Energy Transfer COM   29273R109 2,569  58,146SH SOLE                   58,146
Enterprise Prod COM   293792107 2,077  40,543SH SOLE                   40,543
Excelon  	COM   30161N101 6,143 163,295SH SOLE                  163,295
Exxon Mobil Cor COM   30231g102 4,208  49,185SH SOLE                   49,185
Freeport McM.	COM   35671D857 9,216 270,513SH SOLE                  270,513
Gamestop	COM   36467w109	  321  17,500SH SOLE                   17,500
General Elec	COM   369604103	4,262 204,551SH SOLE		      204,551
Hecla Mining    COM   422704106   665 140,105SH SOLE                  140,105
Heinz		COM   423074103   931  17,121SH SOLE		       17,121
Hewlett Packard COM   428236103 5,693 283,129SH SOLE                  283,129
Home Depot	COM   437076102	5,063  95,558SH SOLE		       95,558
Intel Corp.     COM   458140100 7,813 293,200SH SOLE                  293,200
Ishares MSCI PacCOM   464286665 1,368  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,337  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,351  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,209  30,977SH SOLE                   30,977
James River     COM   470355AG3   260  96,041SH SOLE                   96,041
Johnson & John	COM   478160104 5,883  87,079SH SOLE                   87,079
JP Morgan Chase COM   46625H621 1,250  35,000SH SOLE                   35,000
Kimberly Clark  COM   494368103 3,254  38,845SH	SOLE                   38,845
Kinder Morgan   COM   494550106 2,849  36,259SH SOLE                   36,259
Lilly Eli & CO  COM   532457108 8,411 196,023SH SOLE                  196,023
Magellan Mid.   COM   559080106 2,126  30,107SH SOLE                   30,107
Martin Midstr.  COM   573331105 3,113  95,105SH SOLE                   95,105
Merck & Co.	COM   589331107 7,019 168,134SH SOLE                  168,134
Microsoft Corp. COM   594918104 2,464  80,551SH SOLE                   80,551
Murphy Oil      COM   626717102 4,330  86,111SH SOLE                   86,111
Natural Resour. COM   63900p103 1,746  78,759SH SOLE                   78,759
Norfolk SOuth   COM   655844108 7,640 106,462SH SOLE                  106,462
Nustar          COM   67058h102 5,289  98,150SH SOLE                   98,150
Occidental Pet.	COM   674599105	264,849 3,087,900SH SOLE            3,087,900
Olin Corp	COM   680665205 7,711 369,130SH SOLE                  369,130
Omnivision      COM   682128103   474  35,555SH SOLE                   35,555
Oneok Partners  COM   68268N103 1,275  23,732SH SOLE                   23,732
P D L Biopharma COM   69329Y104   331  50,000SH SOLE                   50,000
P G & E Corp    COM   69331c108 2,866  63,331SH SOLE                   63,331
Patterson UTI E COM   703481101   468  32,180SH SOLE                   32,180
Penn VA         COM   707884102 1,720  70,239SH SOLE                   70,239
Penn West Pet.  COM   707887105   786  58,747SH SOLE                   58,747
Pfizer		COM   717081103 8,519 370,426SH SOLE                  370,426
Phillips 66     COM   718546104 3,112  93,651SH SOLE                   93,651
Philip Morris	COM   718172109	5,632  64,543SH SOLE		       64,543
Plains All Amer COM   726503105 2,635  32,613SH SOLE                   32,613
Power-One Inc.  COM   739308104   406  90,000SH SOLE                   90,000
Public Svc. Ent COM   744573106 5,189 159,673SH SOLE                  159,673
Radio Shack Co. COM   750438103   274  71,553SH SOLE                   71,553
Republic Svc.   COM   760759100 2,635  99,588SH SOLE                   99,588
Reynolds Amern  COM   761713106 2,974  66,292SH SOLE                   66,292
Fin. Sector SPDRCOM   81369Y605 2,454 167,717SH SOLE                  167,717
Southern Copper COM   843611104   535  17,000SH SOLE                   17,000
Stillwater      COM   86074Q102   401  47,000SH SOLE                   47,000
Suburban Propan COM   864486AB1   901  21,852SH SOLE                   21,852
Suncor Energy   COM   867229106   477  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,091  57,663SH SOLE                   57,663
Sun Cmntys Inc. COM   866674104 6,004 135,719SH SOLE                  135,719
Sysco Corp	COM   871829107 6,610 221,747SH SOLE                  221,747
T C Pipelines   COM   87233q108 2,184  50,683SH SOLE                   50,683
Target Corp     COM   87612e106 2,285  39,278SH SOLE                   39,278
Universal Corp	COM   913456109 7,281 157,162SH SOLE                  157,162
Valero Energy   COM   91913Y100 6,398 264,944SH SOLE                  264,944
Vanguard GNMA   COM   922031794   217  19,699SH SOLE                   19,699
Verizon Comm	COM   92343V104 8,559 192,606SH SOLE                  192,606
Viropharma Inc. COM   928241108   592  25,000SH SOLE                   25,000
Wal-Mart 	COM   931142103	8,181 117,350SH SOLE		      117,350
Waste Managemnt COM   94106l109 3,690 110,494SH SOLE                  110,494
Weyerhaeuser	COM   962166104	3,390 151,613SH SOLE		      151,613
Whirlpool       COM   963320106 2,232  36,495SH SOLE                   36,495





REPORT SUMMARY:   95        613,170